INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

			Marketing
		Capitalized	rights for a
	Computer	development	medical
	software	cost	product	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2020	$875	$956	$375	$2,206
Additions	94	785	—	879
Balance as of December 31, 2020	969	1,741	375	3,085

Accumulated amortization:
Balance as of January 1, 2020	757	679	375	1,811
Amortization for the year	72	165	—	237
Balance as of December 31, 2020	829	844	375	2,048

Amortized balance as of December 31, 2020	$140	$897	$—	$1,037

Cost:
Balance as of January 1, 2019	$769	$806	$375	$1,950
Additions	106	150	—	256
Balance as of December 31, 2019	875	956	375	2,206

Accumulated amortization:
Balance as of January 1, 2019	716	561	375	1,652
Amortization for the year	41	118	—	159
Balance as of December 31, 2019	757	679	375	1,811

Amortized balance as of December 31, 2019	$118	$277	$—	$395

The capitalized development costs are in respect of the Group’s digital health platform, including the CloudPAT, a cloud-based information technology platform designed to allow customers to transfer the data of the sleep apnea test results of the Group’s products. The amortization expenses are included in cost of revenues.